SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSET AND LIABILITIES (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Share issue costs	$ 19,000	$ 26,000	$ 29,000
Property and equipment	332,000	219,000	164,000
Intangible asset	157,000	157,000	157,000
Non-capital losses	5,664,000	5,719,000	5,636,000
Total	6,172,000	6,121,000	5,986,000
Unrecognized deferred tax assets	(6,172,000)	6,121,000	$ 5,986,000
Deferred income tax asset (liability)